Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.2%
7,857	iShares 20+ Year Treasury Bond ETF	$1,037,753	1.9
11,297	Vanguard FTSE Developed Markets ETF	542,595	1.0
15,825	Vanguard Russell 1000 Growth ETF	1,129,272	2.0
7,122	Vanguard S&P 500 ETF	2,956,841	5.4
17,675	Vanguard Short-Term Treasury ETF	1,047,420	1.9
11,368	Vanguard Value ETF	1,679,963	3.0

	Total Exchange-Traded Funds
	(Cost $7,807,174)	8,393,844	15.2

MUTUAL FUNDS: 84.9%
	Affiliated Investment Companies: 84.9%
1,028,361	Voya Intermediate Bond Fund - Class R6	9,831,130	17.8
198,072	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,026,274	3.7
361,112	Voya Multi-Manager International Equity Fund - Class I	3,668,895	6.6
589,486	Voya Multi-Manager International Factors Fund - Class I	5,488,113	9.9
110,151	Voya Multi-Manager Mid Cap Value Fund - Class I	1,121,340	2.0
148,316	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,735,293	3.1
308,671	Voya U.S. Stock Index Portfolio - Class I	6,435,794	11.7
359,323	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,916,625	7.1
88,089	VY® Columbia Contrarian Core Portfolio - Class I	1,982,886	3.6
87,078	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,718,917	3.1
176,488	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,647,603	10.2
87,178	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,130,700	2.1
21,926	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,210,580	4.0

	Total Mutual Funds
	(Cost $48,624,386)	46,914,150	84.9

	Total Investments in Securities (Cost $56,431,560)	$55,307,994	100.1
	Liabilities in Excess of Other Assets	(32,641)	(0.1)
	Net Assets	$55,275,353	100.0

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,393,844	$–	$–	$8,393,844
Mutual Funds	46,914,150	–	–	46,914,150
Total Investments, at fair value	$55,307,994	$–	$–	$55,307,994

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$2,866,184	$66,857	$(2,819,326)	$(113,715)	$-	$11,741	$39,608	$-
Voya Intermediate Bond Fund - Class R6	7,381,994	3,362,890	(301,459)	(612,295)	9,831,130	52,192	(12,603)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,177,620	225,368	(72,712)	(304,002)	2,026,274	-	4,153	-
Voya Multi-Manager International Equity Fund - Class I	4,450,745	428,842	(742,821)	(467,871)	3,668,895	-	(74,010)	-
Voya Multi-Manager International Factors Fund - Class I	5,652,916	344,749	(202,049)	(307,503)	5,488,113	-	6,488	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,177,318	67,836	(39,964)	(83,850)	1,121,340	-	22,755	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,714,944	226,285	(195,398)	(10,538)	1,735,293	-	(19,277)	-
Voya U.S. Stock Index Portfolio - Class I	6,571,040	559,645	(288,592)	(406,299)	6,435,794	-	98,901	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,090,169	282,981	(1,299,138)	(157,387)	3,916,625	-	19,821	-
VY® Columbia Contrarian Core Portfolio - Class I	2,039,760	118,712	(84,094)	(91,492)	1,982,886	-	31,503	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,688,659	200,510	(39,137)	(131,115)	1,718,917	-	11,465	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,747,841	339,179	(244,523)	(194,894)	5,647,603	-	24,970	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,107,316	197,279	(34,503)	(139,392)	1,130,700	-	(769)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,782,740	546,315	(549,598)	(568,877)	2,210,580	-	110,658	-
	$50,449,246	$6,967,448	$(6,913,314)	$(3,589,230)	$46,914,150	$63,933	$263,663	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $57,058,832.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,039,750
Gross Unrealized Depreciation	(3,790,588)
Net Unrealized Depreciation	$(1,750,838)